Quarterly Holdings Report
for
Fidelity® SAI Enhanced Core Bond Fund
May 31, 2025

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
ECB-NPRT3-0725
1.9918576.100
Asset-Backed Securities - 1.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.1%
Ally Auto Receivables Trust Series 2022-3 Class A4, 5.07% 10/16/2028	221,000	221,983
BMW Vehicle Owner Trust Series 2023-A Class A4, 5.25% 11/26/2029	79,000	79,920
Capital One Prime Auto Receivables Trust Series 2024-1 Class A3, 4.62% 7/16/2029	500,000	501,787
CarMax Auto Owner Trust Series 2023-2 Class A4, 5.01% 11/15/2028	222,000	223,300
CarMax Auto Owner Trust Series 2024-1 Class A3, 4.92% 10/16/2028	250,000	250,911
CarMax Auto Owner Trust Series 2024-1 Class A4, 4.94% 8/15/2029	250,000	252,251
CarMax Auto Owner Trust Series 2024-3 Class A3, 4.89% 7/16/2029	597,000	601,084
Carmax Select Receivables Trust Series 2025-A Class A3, 4.77% 9/17/2029	225,000	225,910
Citibank Credit Card Issuance Trust Series 2007-A3 Class A3, 6.15% 6/15/2039	100,000	108,839
Ford Cr Floorplan Mast Own Tr Series 2018-4 Class A, 4.06% 11/15/2030	525,000	518,112
Ford Credit Auto Owner Trust Series 2023-A Class A4, 4.56% 12/15/2028	250,000	250,671
Ford Credit Auto Owner Trust Series 2024-C Class A4, 4.11% 7/15/2030	400,000	396,488
GM Financial Consumer Automobile Receivables Trust Series 2023-2 Class A4, 4.43% 10/16/2028	400,000	399,797
GM Financial Consumer Automobile Receivables Trust Series 2023-2 Class B, 4.82% 10/16/2028	500,000	502,011
GM Financial Leasing Trust Series 2024-1 Class A4, 5.09% 2/22/2028	270,000	271,137
Harley-Davidson Motorcycle Trust Series 2024-A Class A4, 5.29% 12/15/2031	180,000	183,396
Honda Auto Receivables Owner Trust Series 2023-1 Class A4, 4.97% 6/21/2029	100,000	100,506
Honda Auto Receivables Owner Trust Series 2024-1 Class A4, 5.17% 5/15/2030	120,000	121,482
Hyundai Auto Receivables Trust Series 2023-A Class A4, 4.48% 7/17/2028	108,000	108,074
Hyundai Auto Receivables Trust Series 2023-B Class A4, 5.31% 8/15/2029	75,000	76,137
John Deere Owner Trust Series 2024-C Class A4, 4.15% 8/15/2031	45,000	44,694
Mercedes-Benz Auto Receivables Trust Series 2023-2 Class A4, 6.01% 1/15/2031	800,000	828,901
Nissan Auto Lease Trust Series 2024-A Class A4, 4.97% 9/15/2028	700,000	703,050
Nissan Auto Receivables Owner Trust Series 2023-A Class A4, 4.85% 6/17/2030	500,000	502,664
PSNH Funding LLC 3 Series 2018-1 Class A3, 3.814% 2/1/2035	500,000	484,221
Santander Drive Auto Receivables Trust Series 2022-3 Class C, 4.49% 8/15/2029	635,000	633,823
Santander Drive Auto Receivables Trust Series 2022-4 Class C, 5% 11/15/2029	250,000	250,730
Santander Drive Auto Receivables Trust Series 2023-5 Class B, 6.16% 12/17/2029	150,000	152,664
Synchrony Card Issuance Trust Series 2024-A2 Class A, 4.93% 7/15/2030	350,000	354,267
Verizon Master Trust Series 2024-3 Class B, 5.54% 4/22/2030	100,000	101,213
World Financial Network Credit Card Master Trust Series 2024-A Class A, 5.47% 2/15/2031	500,000	509,781
World Financial Network Credit Card Master Trust Series 2024-B Class A, 4.62% 5/15/2031	630,000	632,567
World Omni Auto Trust Series 2024-C Class A4, 4.44% 5/15/2030	130,000	129,919
TOTAL UNITED STATES		10,722,290
TOTAL ASSET-BACKED SECURITIES (Cost $10,728,696)		10,722,290

Commercial Mortgage Securities - 1.8%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.8%
BANK Series 2018-BN12 Class AS, 4.3406% 5/15/2061 (b)	665,000	650,214
BANK Series 2019-BN20 Class A3, 3.011% 9/15/2062	350,000	321,338
BANK Series 2019-BN21 Class A5, 2.851% 10/17/2052	350,000	319,318
BANK Series 2019-BN22 Class A4, 2.978% 11/15/2062	160,000	147,287
BANK Series 2020-BN25 Class A5, 2.649% 1/15/2063	800,000	721,079
BANK Series 2020-BN25 Class AS, 2.841% 1/15/2063	355,000	318,314
BANK Series 2021-BN35 Class AS, 2.457% 6/15/2064	360,000	303,228
BANK Series 2022-BNK42 Class A5, 4.493% 6/15/2055 (b)	230,000	219,651
BBCMS Mortgage Trust Series 2023-C19 Class A2B, 5.753% 4/15/2056	350,000	354,750
BBCMS Mortgage Trust Series 2025-5C33 Class AS, 6.168% 3/15/2058	400,000	414,548
Benchmark Mortgage Trust Series 2019-B14 Class A4, 2.7946% 12/15/2062	400,000	368,534
Benchmark Mortgage Trust Series 2019-B15 Class A5, 2.928% 12/15/2072	450,000	410,438
Benchmark Mortgage Trust Series 2021-B24 Class A5, 2.5843% 3/15/2054	500,000	431,756
Benchmark Mortgage Trust Series 2021-B29 Class A3, 2.284% 9/15/2054	450,000	408,718
Benchmark Mortgage Trust Series 2022-B34 Class A5, 3.786% 4/15/2055	250,000	226,429
Benchmark Mortgage Trust Series 2024-V10 Class AS, 5.7253% 9/15/2057 (b)	145,000	147,287
Benchmark Mortgage Trust Series 2024-V6 Class AS, 6.3843% 3/15/2057	420,000	435,863
Benchmark Mortgage Trust Series 2024-V9 Class AS, 6.0641% 8/15/2057 (b)	650,000	667,388
BMO Mortgage Trust Series 2023-5C2 Class A3, 7.0549% 11/15/2056 (b)	500,000	533,313
CD Mortgage Trust Series 2017-CD5 Class A4, 3.431% 8/15/2050	400,000	387,972
Citigroup Commercial Mortgage Trust Series 2016-C2 Class A4, 2.832% 8/10/2049	214,594	209,507
COMM Mortgage Trust Series 2018-COR3 Class A3, 4.228% 5/10/2051	200,000	194,311
CSAIL Commercial Mortgage Trust Series 2017-CX10 Class A5, 3.4578% 11/15/2050	450,000	431,538
CSAIL Commercial Mortgage Trust Series 2019-C18 Class A4, 2.968% 12/15/2052	175,000	160,785
CSAIL Commercial Mortgage Trust Series 2020-C19 Class A3, 2.5608% 3/15/2053	250,000	222,499
CSAIL Commercial Mortgage Trust Series 2021-C20 Class A3, 2.8048% 3/15/2054	150,000	133,067
Fannie Mae Guaranteed REMIC Series 2021-M11 Class A2, 1.4571% 3/25/2031 (b)	200,000	169,067
Fannie Mae Mortgage pass-thru certificates Series 2020-M42 Class A2, 1.27% 7/25/2030	250,000	215,154
Fannie Mae-Aces Series 2021-M1 Class A2, 1.3877% 11/25/2030 (b)	150,000	127,946
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K154 Class A3, 3.459% 11/25/2032	250,000	231,576
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-1512 Class A3, 3.059% 4/25/2034	750,000	656,189
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K115 Class A1, 0.743% 11/25/2029	92,459	85,123
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K147 Class A1, 3.39% 2/25/2032	476,649	457,598
GS Mortgage Securities Trust Series 2017-GS5 Class A4, 3.674% 3/10/2050	400,000	389,677
GS Mortgage Securities Trust Series 2017-GS7 Class A4, 3.43% 8/10/2050	270,000	259,869
GS Mortgage Securities Trust Series 2018-GS10 Class A5, 4.155% 7/10/2051	100,000	96,476
GS Mortgage Securities Trust Series 2019-GC38 Class A4, 3.968% 2/10/2052	413,000	398,562
GS Mortgage Securities Trust Series 2019-GC39 Class A4, 3.567% 5/10/2052	200,000	187,408
GS Mortgage Securities Trust Series 2020-GSA2 Class A5, 2.012% 12/12/2053	400,000	341,923
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class A3, 3.1413% 12/15/2049	300,000	290,774
JPMDB Commercial Mortgage Securities Trust Series 2017-C5 Class A5, 3.6939% 3/15/2050	350,000	339,248
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30 Class A5, 2.86% 9/15/2049	900,000	873,186
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31 Class A5, 3.102% 11/15/2049	450,000	436,071
Morgan Stanley Capital I Trust Series 2016-BNK2 Class A4, 3.049% 11/15/2049	500,000	484,626
Morgan Stanley Capital I Trust Series 2017-H1 Class A5, 3.53% 6/15/2050	450,000	438,684
UBS Commercial Mortgage Trust Series 2017-C3 Class A4, 3.426% 8/15/2050	150,000	144,615
UBS Commercial Mortgage Trust Series 2018-C10 Class A4, 4.3134% 5/15/2051	350,000	343,176
UBS Commercial Mortgage Trust Series 2018-C9 Class A4, 4.117% 3/15/2051	100,000	97,682
UBS Commercial Mortgage Trust Series 2019-C17 Class A4, 2.921% 10/15/2052	150,000	138,536
Wells Fargo Commercial Mortgage Trust Series 2017-C39 Class A5, 3.418% 9/15/2050	250,000	241,172
Wells Fargo Commercial Mortgage Trust Series 2021-C59 Class A5, 2.626% 4/15/2054	500,000	433,412
TOTAL UNITED STATES		17,016,882
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $17,008,894)		17,016,882

Foreign Government and Government Agency Obligations - 1.1%
	Principal Amount (a)	Value ($)
HUNGARY - 0.2%
Hungary Government 5.5% 3/26/2036 (c)	400,000	378,160
Hungary Government 7.625% 3/29/2041	1,000,000	1,107,180
TOTAL HUNGARY		1,485,340
ISRAEL - 0.2%
Israel Government 2.75% 7/3/2030	1,500,000	1,334,898
Israel Government 5.75% 3/12/2054	1,000,000	886,720
TOTAL ISRAEL		2,221,618
MEXICO - 0.4%
United Mexican States 4.75% 4/27/2032	2,500,000	2,335,000
United Mexican States 6% 5/7/2036	2,000,000	1,915,000
TOTAL MEXICO		4,250,000
PANAMA - 0.3%
Panamanian Republic 3.16% 1/23/2030	1,750,000	1,543,255
Panamanian Republic 6.4% 2/14/2035	1,300,000	1,226,225
TOTAL PANAMA		2,769,480
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $10,775,455)		10,726,438

Non-Convertible Corporate Bonds - 30.8%
	Principal Amount (a)	Value ($)
AUSTRALIA - 1.0%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Woodside Finance Ltd 4.9% 5/19/2028	2,300,000	2,299,893
Woodside Finance Ltd 5.7% 5/19/2032	1,100,000	1,098,249
		3,398,142
Financials - 0.7%
Banks - 0.7%
Westpac Banking Corp 4.11% 7/24/2034 (b)	2,250,000	2,154,427
Westpac Banking Corp 4.322% 11/23/2031 (b)	800,000	791,770
Westpac Banking Corp 6.82% 11/17/2033	3,075,000	3,346,729
		6,292,926
TOTAL AUSTRALIA		9,691,068
BERMUDA - 0.0%
Financials - 0.0%
Insurance - 0.0%
RenaissanceRe Holdings Ltd 5.8% 4/1/2035	350,000	352,631
BRAZIL - 0.1%
Industrials - 0.1%
Aerospace & Defense - 0.1%
Embraer Netherlands Finance BV 5.98% 2/11/2035	1,350,000	1,360,206
CANADA - 2.1%
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
TransCanada PipeLines Ltd 4.625% 3/1/2034	3,750,000	3,530,838
TransCanada PipeLines Ltd 6.2% 10/15/2037	500,000	509,817
TransCanada PipeLines Ltd 7.625% 1/15/2039	750,000	857,846
		4,898,501
Financials - 1.4%
Banks - 0.8%
Canadian Imperial Bank of Commerce 5.926% 10/2/2026	1,000,000	1,018,298
Toronto Dominion Bank 3.625% 9/15/2031 (b)	3,450,000	3,387,500
Toronto Dominion Bank 5.146% 9/10/2034 (b)	2,600,000	2,576,707
		6,982,505
Capital Markets - 0.2%
Brookfield Finance Inc 4.35% 4/15/2030	750,000	732,091
Brookfield Finance Inc 4.85% 3/29/2029	200,000	200,307
Brookfield Finance Inc 6.35% 1/5/2034	1,300,000	1,376,506
		2,308,904
Insurance - 0.4%
Fairfax Financial Holdings Ltd 6.5% 5/20/2055 (c)	1,690,000	1,674,686
Manulife Financial Corp 4.061% 2/24/2032 (b)	2,250,000	2,217,118
		3,891,804
TOTAL FINANCIALS		13,183,213

Industrials - 0.0%
Professional Services - 0.0%
TR Finance LLC 3.35% 5/15/2026	250,000	246,794
Materials - 0.2%
Chemicals - 0.1%
Nutrien Ltd 5.4% 6/21/2034	750,000	747,094
Metals & Mining - 0.1%
Kinross Gold Corp 6.25% 7/15/2033	750,000	790,563
TOTAL MATERIALS		1,537,657

TOTAL CANADA		19,866,165
CHILE - 0.0%
Utilities - 0.0%
Electric Utilities - 0.0%
Enel Chile SA 4.875% 6/12/2028	200,000	198,656
FRANCE - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
TotalEnergies Capital International SA 2.986% 6/29/2041	1,750,000	1,252,830
TotalEnergies Capital International SA 3.461% 7/12/2049	750,000	512,999

TOTAL FRANCE		1,765,829
GERMANY - 0.9%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Deutsche Telekom International Finance BV 8.75% 6/15/2030 (b)	1,400,000	1,641,050
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Mercedes-Benz Finance North America LLC 8.5% 1/18/2031	1,025,000	1,206,400
Financials - 0.6%
Capital Markets - 0.6%
Deutsche Bank AG/New York NY 4.999% 9/11/2030 (b)	750,000	746,700
Deutsche Bank AG/New York NY 5.297% 5/9/2031 (b)	1,000,000	1,001,383
Deutsche Bank AG/New York NY 5.414% 5/10/2029	3,450,000	3,551,120
		5,299,203
TOTAL GERMANY		8,146,653
IRELAND - 0.4%
Financials - 0.2%
Consumer Finance - 0.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 1/31/2056 (b)	950,000	936,396
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.95% 3/10/2055 (b)	950,000	974,421
		1,910,817
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Avolon Holdings Funding Ltd 5.375% 5/30/2030 (c)	75,000	75,014
Materials - 0.2%
Containers & Packaging - 0.2%
Smurfit Kappa Treasury ULC 5.2% 1/15/2030	1,500,000	1,516,512
TOTAL IRELAND		3,502,343
JAPAN - 0.6%
Financials - 0.6%
Banks - 0.6%
Mitsubishi UFJ Financial Group Inc 2.048% 7/17/2030	1,250,000	1,096,850
Mitsubishi UFJ Financial Group Inc 2.559% 2/25/2030	2,250,000	2,045,063
Sumitomo Mitsui Financial Group Inc 5.316% 7/9/2029	2,000,000	2,049,872
Sumitomo Mitsui Financial Group Inc 5.71% 1/13/2030	750,000	780,987

TOTAL JAPAN		5,972,772
LUXEMBOURG - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
ArcelorMittal SA 6.55% 11/29/2027	750,000	777,806
MEXICO - 0.3%
Communication Services - 0.3%
Media - 0.1%
Grupo Televisa SAB 6.125% 1/31/2046	750,000	577,912
Wireless Telecommunication Services - 0.2%
America Movil SAB de CV 3.625% 4/22/2029	2,000,000	1,919,780
America Movil SAB de CV 6.125% 3/30/2040	350,000	355,289
		2,275,069
TOTAL MEXICO		2,852,981
NETHERLANDS - 0.5%
Financials - 0.5%
Banks - 0.5%
ING Groep NV 4.05% 4/9/2029	1,500,000	1,469,547
ING Groep NV 5.066% 3/25/2031 (b)	750,000	754,233
ING Groep NV 5.335% 3/19/2030 (b)	2,250,000	2,293,425

TOTAL NETHERLANDS		4,517,205
NORWAY - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Equinor ASA 3.125% 4/6/2030	100,000	94,382
SPAIN - 0.4%
Financials - 0.4%
Banks - 0.4%
Banco Santander SA 1.722% 9/14/2027 (b)	2,200,000	2,114,751
Banco Santander SA 5.552% 3/14/2028 (b)	1,400,000	1,416,857
Banco Santander SA 5.565% 1/17/2030	600,000	616,737

TOTAL SPAIN		4,148,345
UNITED KINGDOM - 3.9%
Consumer Staples - 0.0%
Beverages - 0.0%
Diageo Investment Corp 4.25% 5/11/2042	500,000	414,256
Financials - 3.2%
Banks - 2.8%
Barclays PLC 5.088% 6/20/2030 (b)	1,750,000	1,743,253
Barclays PLC 7.119% 6/27/2034 (b)	4,675,000	5,037,323
HSBC Holdings PLC 3.973% 5/22/2030 (b)	3,250,000	3,133,897
HSBC Holdings PLC 4.755% 6/9/2028 (b)	625,000	624,428
HSBC Holdings PLC 5.13% 3/3/2031 (b)	750,000	751,906
HSBC Holdings PLC 5.24% 5/13/2031 (b)	1,250,000	1,255,638
Lloyds Banking Group PLC 3.574% 11/7/2028 (b)	3,750,000	3,649,563
Lloyds Banking Group PLC 4.344% 1/9/2048	500,000	383,584
Lloyds Banking Group PLC 4.55% 8/16/2028	1,250,000	1,244,346
Lloyds Banking Group PLC 5.59% 11/26/2035 (b)	750,000	749,705
Lloyds Banking Group PLC 5.721% 6/5/2030 (b)	600,000	618,972
NatWest Group PLC 4.445% 5/8/2030 (b)	4,000,000	3,933,390
NatWest Group PLC 5.115% 5/23/2031 (b)	1,000,000	1,003,886
NatWest Group PLC 6.475% 6/1/2034 (b)	1,950,000	2,024,601
Santander UK Group Holdings PLC 5.694% 4/15/2031 (b)	475,000	485,802
		26,640,294
Capital Markets - 0.4%
Marex Group PLC 5.829% 5/8/2028	2,150,000	2,159,504
Marex Group PLC 6.404% 11/4/2029	1,875,000	1,910,745
		4,070,249
TOTAL FINANCIALS		30,710,543

Health Care - 0.6%
Pharmaceuticals - 0.6%
Astrazeneca Finance LLC 1.75% 5/28/2028	1,025,000	956,030
GlaxoSmithKline Capital Inc 6.375% 5/15/2038	4,250,000	4,630,753
		5,586,783
Industrials - 0.1%
Machinery - 0.1%
Weir Group Inc 5.35% 5/6/2030 (c)	750,000	753,077
TOTAL UNITED KINGDOM		37,464,659
UNITED STATES - 20.3%
Communication Services - 1.1%
Diversified Telecommunication Services - 0.1%
AT&T Inc 3.85% 6/1/2060	700,000	475,355
AT&T Inc 5.15% 11/15/2046	950,000	860,782
		1,336,137
Entertainment - 0.1%
Netflix Inc 5.4% 8/15/2054	700,000	673,645
Interactive Media & Services - 0.1%
Alphabet Inc 1.9% 8/15/2040	1,750,000	1,146,236
Media - 0.7%
Charter Communications Operating LLC / Charter Communications Operating Capital 4.4% 4/1/2033	750,000	691,805
Charter Communications Operating LLC / Charter Communications Operating Capital 5.05% 3/30/2029	200,000	200,917
Charter Communications Operating LLC / Charter Communications Operating Capital 6.484% 10/23/2045	1,700,000	1,635,943
Discovery Communications LLC 3.625% 5/15/2030	1,050,000	928,572
Discovery Communications LLC 4.125% 5/15/2029	1,000,000	931,125
Fox Corp 4.709% 1/25/2029	1,200,000	1,202,854
Warnermedia Holdings Inc 4.054% 3/15/2029	1,000,000	931,202
		6,522,418
Wireless Telecommunication Services - 0.1%
T-Mobile USA Inc 3.375% 4/15/2029	1,000,000	953,680
TOTAL COMMUNICATION SERVICES		10,632,116

Consumer Discretionary - 0.7%
Automobiles - 0.4%
Ford Motor Co 4.346% 12/8/2026	1,250,000	1,232,350
General Motors Co 5.35% 4/15/2028	1,250,000	1,260,090
General Motors Financial Co Inc 2.7% 8/20/2027	1,000,000	951,534
		3,443,974
Hotels, Restaurants & Leisure - 0.2%
Las Vegas Sands Corp 3.5% 8/18/2026	1,250,000	1,222,661
Las Vegas Sands Corp 5.625% 6/15/2028	1,000,000	1,002,263
		2,224,924
Household Durables - 0.1%
Whirlpool Corp 4.75% 2/26/2029	750,000	727,269
Leisure Products - 0.0%
Hasbro Inc 6.05% 5/14/2034	250,000	253,343
TOTAL CONSUMER DISCRETIONARY		6,649,510

Consumer Staples - 1.2%
Beverages - 0.0%
Coca-Cola Co/The 1.65% 6/1/2030	250,000	220,137
Coca-Cola Co/The 2.5% 6/1/2040	300,000	212,632
		432,769
Consumer Staples Distribution & Retail - 0.1%
Kroger Co/The 5.65% 9/15/2064	850,000	784,801
Walmart Inc 2.5% 9/22/2041	500,000	345,285
		1,130,086
Food Products - 0.2%
JBS USA LUX Sarl / JBS USA Food Co / JBS USA Foods Group 6.375% 2/25/2055 (c)	500,000	497,049
Pilgrim's Pride Corp 6.25% 7/1/2033	500,000	518,248
Tyson Foods Inc 4.35% 3/1/2029	1,000,000	989,047
		2,004,344
Household Products - 0.0%
Procter & Gamble Co/The 4.55% 10/24/2034	250,000	246,832
Tobacco - 0.9%
Altria Group Inc 3.4% 2/4/2041	2,550,000	1,844,625
Altria Group Inc 3.875% 9/16/2046	1,250,000	895,239
Altria Group Inc 4.8% 2/14/2029	750,000	752,683
Philip Morris International Inc 4.875% 2/13/2029	1,250,000	1,265,476
Philip Morris International Inc 5.125% 11/17/2027	1,900,000	1,933,739
Philip Morris International Inc 5.125% 2/15/2030	750,000	766,131
Philip Morris International Inc 6.375% 5/16/2038	400,000	434,588
		7,892,481
TOTAL CONSUMER STAPLES		11,706,512

Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Enterprise Products Operating LLC 5.25% 8/16/2077 (b)	1,525,000	1,500,549
EQT Corp 7% 2/1/2030 (d)	1,250,000	1,338,057
Exxon Mobil Corp 3.567% 3/6/2045	350,000	261,864
Kinder Morgan Inc 4.8% 2/1/2033	500,000	482,896
MPLX LP 4.5% 4/15/2038	1,050,000	905,410
Shell International Finance BV 3.125% 11/7/2049	250,000	162,156
Shell International Finance BV 6.375% 12/15/2038	750,000	813,886
Targa Resources Partners LP / Targa Resources Partners Finance Corp 4% 1/15/2032	1,400,000	1,280,184
		6,745,002
Financials - 6.9%
Banks - 3.1%
Bank of America Corp 4.623% 5/9/2029 (b)	1,250,000	1,249,704
Bank of America Corp 7.75% 5/14/2038	650,000	761,023
Citigroup Inc 3.52% 10/27/2028 (b)	1,250,000	1,216,161
Citigroup Inc 3.668% 7/24/2028 (b)	650,000	635,532
Citigroup Inc 3.98% 3/20/2030 (b)	3,000,000	2,914,093
Citigroup Inc 4.643% 5/7/2028 (b)	1,000,000	998,459
Citigroup Inc 5.592% 11/19/2034 (b)	750,000	751,482
Citigroup Inc 8.125% 7/15/2039	1,750,000	2,154,583
Citizens Financial Group Inc 5.841% 1/23/2030 (b)	200,000	205,154
JPMorgan Chase & Co 2.956% 5/13/2031 (b)	2,500,000	2,276,273
JPMorgan Chase & Co 3.54% 5/1/2028 (b)	1,250,000	1,227,124
JPMorgan Chase & Co 3.702% 5/6/2030 (b)	1,500,000	1,448,038
PNC Financial Services Group Inc/The 4.626% 6/6/2033 (b)	2,250,000	2,138,058
Santander Holdings USA Inc 5.353% 9/6/2030 (b)	1,250,000	1,256,701
Santander Holdings USA Inc 5.473% 3/20/2029 (b)	2,250,000	2,268,123
Santander Holdings USA Inc 5.741% 3/20/2031 (b)	200,000	202,076
Santander Holdings USA Inc 6.174% 1/9/2030 (b)	500,000	515,850
Santander Holdings USA Inc 6.565% 6/12/2029 (b)	750,000	778,299
Truist Financial Corp 5.435% 1/24/2030 (b)	200,000	204,496
Truist Financial Corp 7.161% 10/30/2029 (b)	1,125,000	1,211,107
US Bancorp 2.491% 11/3/2036 (b)	400,000	332,976
US Bancorp 4.967% 7/22/2033 (b)	350,000	340,465
US Bancorp 5.083% 5/15/2031 (b)	1,250,000	1,260,239
US Bancorp 6.787% 10/26/2027 (b)	750,000	772,241
Wells Fargo & Co 3.526% 3/24/2028 (b)	1,250,000	1,225,996
Wells Fargo & Co 3.584% 5/22/2028 (b)	1,000,000	979,797
		29,324,050
Capital Markets - 0.9%
Ares Capital Corp 7% 1/15/2027	1,250,000	1,287,834
Blue Owl Capital Corp 3.4% 7/15/2026	1,000,000	978,206
Intercontinental Exchange Inc 5.2% 6/15/2062	1,500,000	1,348,635
LPL Holdings Inc 4.9% 4/3/2028	1,000,000	1,001,358
LPL Holdings Inc 5.2% 3/15/2030	1,000,000	1,004,450
LPL Holdings Inc 6% 5/20/2034	1,000,000	1,015,638
Morgan Stanley 5.23% 1/15/2031 (b)	750,000	761,080
S&P Global Inc 2.7% 3/1/2029	850,000	801,097
		8,198,298
Consumer Finance - 1.5%
Ally Financial Inc 5.737% 5/15/2029 (b)	136,000	137,332
Ally Financial Inc 6.992% 6/13/2029 (b)	1,800,000	1,880,605
American Express Co 5.016% 4/25/2031 (b)	1,054,000	1,065,959
American Express Co 5.389% 7/28/2027 (b)	1,000,000	1,008,918
Capital One Financial Corp 5.247% 7/26/2030 (b)	200,000	201,814
Capital One Financial Corp 5.7% 2/1/2030 (b)	1,700,000	1,745,284
Capital One Financial Corp 6.183% 1/30/2036 (b)	250,000	248,138
Ford Motor Credit Co LLC 3.815% 11/2/2027	3,950,000	3,770,524
Ford Motor Credit Co LLC 5.113% 5/3/2029	750,000	720,892
Ford Motor Credit Co LLC 5.303% 9/6/2029	500,000	483,733
Ford Motor Credit Co LLC 7.35% 11/4/2027	700,000	720,473
John Deere Capital Corp 4.5% 1/16/2029	1,000,000	1,006,807
Synchrony Financial 5.935% 8/2/2030 (b)	1,000,000	1,013,339
		14,003,818
Financial Services - 0.9%
Blue Owl Technology Finance Corp 6.1% 3/15/2028 (c)	750,000	743,690
Enact Holdings Inc 6.25% 5/28/2029	3,600,000	3,696,215
Essent Group Ltd 6.25% 7/1/2029	750,000	773,121
Fidelity National Information Services Inc 1.65% 3/1/2028	1,000,000	926,887
Fidelity National Information Services Inc 3.1% 3/1/2041	1,000,000	712,943
Fiserv Inc 3.5% 7/1/2029	1,700,000	1,620,660
		8,473,516
Insurance - 0.5%
American International Group Inc 4.85% 5/7/2030	1,000,000	1,003,840
Arthur J Gallagher & Co 6.75% 2/15/2054	750,000	809,176
Berkshire Hathaway Fin Corp 3.85% 3/15/2052	2,200,000	1,649,025
Brown & Brown Inc 4.2% 3/17/2032	500,000	467,393
Chubb INA Holdings LLC 4.65% 8/15/2029	250,000	252,456
Fidelity National Financial Inc 4.5% 8/15/2028	1,000,000	991,160
		5,173,050
TOTAL FINANCIALS		65,172,732

Health Care - 1.8%
Biotechnology - 0.3%
Gilead Sciences Inc 5.25% 10/15/2033	2,000,000	2,036,494
Gilead Sciences Inc 5.55% 10/15/2053	450,000	431,496
		2,467,990
Health Care Providers & Services - 0.9%
Cencora Inc 4.85% 12/15/2029	1,000,000	1,007,694
Centene Corp 2.45% 7/15/2028	3,000,000	2,762,974
Centene Corp 3.375% 2/15/2030	200,000	182,280
Centene Corp 4.625% 12/15/2029	500,000	481,501
CommonSpirit Health 5.318% 12/1/2034	1,250,000	1,226,620
CVS Health Corp 1.3% 8/21/2027	450,000	418,413
HCA Inc 4.125% 6/15/2029	1,000,000	973,698
Quest Diagnostics Inc 4.625% 12/15/2029	250,000	250,465
Sabra Health Care LP 3.9% 10/15/2029	1,000,000	937,705
		8,241,350
Pharmaceuticals - 0.6%
Bristol-Myers Squibb Co 4.9% 2/22/2029	250,000	254,673
Johnson & Johnson 4.8% 6/1/2029	250,000	255,898
Novartis Capital Corp 2.2% 8/14/2030	250,000	225,070
Royalty Pharma PLC 5.15% 9/2/2029	1,850,000	1,870,762
Royalty Pharma PLC 5.4% 9/2/2034	500,000	497,921
Royalty Pharma PLC 5.9% 9/2/2054	1,950,000	1,832,004
Utah Acquisition Sub Inc 3.95% 6/15/2026	1,250,000	1,233,665
		6,169,993
TOTAL HEALTH CARE		16,879,333

Industrials - 1.3%
Aerospace & Defense - 0.2%
General Dynamics Corp 4.95% 8/15/2035	700,000	688,670
Huntington Ingalls Industries Inc 5.353% 1/15/2030	1,500,000	1,523,500
		2,212,170
Air Freight & Logistics - 0.2%
United Parcel Service Inc 4.65% 10/15/2030	1,500,000	1,505,514
Building Products - 0.0%
Johnson Controls International plc 4.625% 7/2/2044 (d)	100,000	83,565
Commercial Services & Supplies - 0.2%
Waste Management Inc 3.875% 1/15/2029 (c)	1,750,000	1,713,147
Construction & Engineering - 0.3%
MasTec Inc 5.9% 6/15/2029	2,450,000	2,513,909
Ground Transportation - 0.0%
Burlington Northern Santa Fe LLC 4.15% 4/1/2045	550,000	449,946
Industrial Conglomerates - 0.1%
3M Co 2.375% 8/26/2029	500,000	460,189
Honeywell International Inc 4.7% 2/1/2030	300,000	302,540
		762,729
Machinery - 0.1%
Cummins Inc 4.7% 2/15/2031	900,000	896,912
Passenger Airlines - 0.2%
Delta Air Lines Inc equipment trust certificate 2% 12/10/2029	1,096,391	1,023,952
United Airlines 2020-1 Class A Pass Through Trust 5.875% 4/15/2029	745,305	758,535
United Airlines 2023-1 Class A Pass Through Trust equipment trust certificate 5.8% 7/15/2037	382,126	382,498
		2,164,985
TOTAL INDUSTRIALS		12,302,877

Information Technology - 1.8%
Electronic Equipment, Instruments & Components - 0.3%
Corning Inc 5.45% 11/15/2079	1,750,000	1,525,064
Flex Ltd 4.875% 6/15/2029	950,000	946,312
TD SYNNEX Corp 1.75% 8/9/2026	200,000	192,467
		2,663,843
IT Services - 0.4%
IBM Corporation 1.7% 5/15/2027	1,250,000	1,189,220
IBM Corporation 2.85% 5/15/2040	500,000	359,315
Kyndryl Holdings Inc 6.35% 2/20/2034	1,850,000	1,941,285
		3,489,820
Semiconductors & Semiconductor Equipment - 0.2%
Micron Technology Inc 4.663% 2/15/2030	1,000,000	986,633
Micron Technology Inc 6.05% 11/1/2035	1,000,000	1,019,714
		2,006,347
Software - 0.8%
AppLovin Corp 5.125% 12/1/2029	850,000	855,645
AppLovin Corp 5.375% 12/1/2031	500,000	504,631
AppLovin Corp 5.95% 12/1/2054	3,300,000	3,154,005
Oracle Corp 6.125% 8/3/2065	1,750,000	1,699,124
Roper Technologies Inc 2.95% 9/15/2029	1,000,000	935,472
VMware LLC 1.8% 8/15/2028	750,000	686,358
		7,835,235
Technology Hardware, Storage & Peripherals - 0.1%
Apple Inc 2.375% 2/8/2041	750,000	513,662
Apple Inc 3.2% 5/11/2027	250,000	245,844
		759,506
TOTAL INFORMATION TECHNOLOGY		16,754,751

Materials - 0.3%
Chemicals - 0.2%
Albemarle Corp 5.05% 6/1/2032	250,000	231,980
EIDP Inc 5.125% 5/15/2032	1,500,000	1,513,939
		1,745,919
Containers & Packaging - 0.1%
WRKCo Inc 4% 3/15/2028	1,000,000	982,246
TOTAL MATERIALS		2,728,165

Real Estate - 1.5%
Diversified REITs - 0.6%
GLP Capital LP / GLP Financing II Inc 5.375% 4/15/2026	2,750,000	2,743,946
VICI Properties LP 4.95% 2/15/2030	2,000,000	1,984,286
		4,728,232
Health Care REITs - 0.4%
Omega Healthcare Investors Inc 3.625% 10/1/2029	2,000,000	1,881,795
Ventas Realty LP 5.1% 7/15/2032	1,000,000	997,422
Ventas Realty LP 5.625% 7/1/2034	500,000	505,712
Welltower OP LLC 2.05% 1/15/2029	750,000	688,651
		4,073,580
Real Estate Management & Development - 0.0%
Extra Space Storage LP 3.9% 4/1/2029	350,000	339,659
Residential REITs - 0.1%
Camden Property Trust 3.15% 7/1/2029	750,000	710,860
Retail REITs - 0.1%
Realty Income Corp 4% 7/15/2029	1,400,000	1,365,958
Specialized REITs - 0.3%
American Tower Corp 3.95% 3/15/2029	1,700,000	1,654,492
American Tower Corp 5.2% 2/15/2029	250,000	254,393
Crown Castle Inc 5.6% 6/1/2029	1,000,000	1,027,506
		2,936,391
TOTAL REAL ESTATE		14,154,680

Utilities - 3.0%
Electric Utilities - 2.4%
American Electric Power Co Inc 3.875% 2/15/2062 (b)	3,500,000	3,341,336
Avangrid Inc 3.8% 6/1/2029	950,000	916,547
Commonwealth Edison Co 2.2% 3/1/2030	1,500,000	1,352,925
Duke Energy Corp 3.25% 1/15/2082 (b)	3,100,000	2,951,464
Duke Energy Progress LLC 6.3% 4/1/2038	500,000	532,171
Edison International 5.25% 11/15/2028	500,000	492,583
Edison International 5.45% 6/15/2029	650,000	641,660
Edison International 6.95% 11/15/2029	950,000	985,625
Entergy Louisiana LLC 3.1% 6/15/2041	750,000	533,615
Entergy Tex Inc 5.25% 4/15/2035	750,000	748,257
NextEra Energy Capital Holdings Inc 3.8% 3/15/2082 (b)	1,150,000	1,090,602
NextEra Energy Capital Holdings Inc 4.8% 12/1/2077 (b)	200,000	188,522
PacifiCorp 4.1% 2/1/2042	1,000,000	780,493
PacifiCorp 4.15% 2/15/2050	2,400,000	1,771,154
PacifiCorp 6% 1/15/2039	2,000,000	2,015,190
PacifiCorp 7.375% 9/15/2055 (b)	650,000	661,329
Southern California Edison Co 5.85% 11/1/2027	750,000	767,108
Southern Co/The 3.75% 9/15/2051 (b)	2,075,000	2,027,894
Wisconsin Electric Power Co 5% 5/15/2029	1,250,000	1,274,944
		23,073,419
Gas Utilities - 0.0%
Atmos Energy Corp 5.75% 10/15/2052	250,000	245,416
Multi-Utilities - 0.6%
Berkshire Hathaway Energy Co 6.125% 4/1/2036	1,000,000	1,050,790
CenterPoint Energy Inc 6.7% 5/15/2055 (b)	1,000,000	998,056
CenterPoint Energy Inc 7% 2/15/2055 (b)	1,225,000	1,257,608
NiSource Inc 5.4% 6/30/2033	1,150,000	1,157,014
NiSource Inc 6.95% 11/30/2054 (b)	625,000	639,519
Sempra 4.125% 4/1/2052 (b)	500,000	471,993
		5,574,980
TOTAL UTILITIES		28,893,815

TOTAL UNITED STATES		192,619,493
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $292,543,906)		293,331,194

U.S. Government Agency - Mortgage Securities - 29.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 29.4%
Fannie Mae 5.5% 1/1/2055	6,722,174	6,659,523
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2036	566,703	513,170
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2036	609,094	551,176
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2036	1,885,956	1,704,856
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2050	691,777	564,767
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	2,562,114	2,091,708
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	8,417,097	6,871,713
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2037	4,107,420	3,805,132
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2037	821,379	760,929
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2037	463,080	428,710
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2036	2,031,760	1,880,962
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2037	3,635,215	3,428,904
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2051	2,103,672	1,796,055
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2053	763,866	722,946
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2052	493,714	467,421
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2053	925,545	874,229
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2054	1,838,466	1,783,527
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2053	357,396	346,492
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2053	303,131	293,882
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2054	801,125	775,933
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2053 (e)	4,409,315	4,374,779
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2055	3,948,160	3,988,314
Freddie Mac Gold Pool 2% 10/1/2036	1,292,238	1,167,746
Freddie Mac Gold Pool 2% 6/1/2036	2,283,830	2,065,237
Freddie Mac Gold Pool 2.5% 1/1/2037	664,927	614,329
Freddie Mac Gold Pool 3% 5/1/2037	1,730,352	1,632,148
Freddie Mac Gold Pool 4.5% 1/1/2053	882,071	834,819
Freddie Mac Gold Pool 4.5% 11/1/2053	947,544	895,601
Freddie Mac Gold Pool 4.5% 5/1/2054	1,129,661	1,066,322
Freddie Mac Gold Pool 4.5% 7/1/2053	714,698	675,519
Freddie Mac Gold Pool 4.5% 9/1/2053	438,995	414,655
Freddie Mac Gold Pool 5.5% 1/1/2054	448,313	444,802
Freddie Mac Gold Pool 5.5% 12/1/2053	1,338,174	1,327,693
Freddie Mac Gold Pool 5.5% 3/1/2054	3,663,388	3,632,405
Freddie Mac Gold Pool 5.5% 7/1/2053	600,003	595,491
Freddie Mac Gold Pool 6% 12/1/2054	922,518	931,900
Freddie Mac Gold Pool 6% 3/1/2054	1,171,162	1,183,805
Freddie Mac Gold Pool 6% 7/1/2054	378,166	382,750
Ginnie Mae I Pool 6% 11/20/2052	262,809	266,650
Ginnie Mae II Pool 2% 10/20/2050	1,725,861	1,387,204
Ginnie Mae II Pool 2% 11/20/2050	3,757,792	3,020,418
Ginnie Mae II Pool 2% 12/20/2050	1,315,095	1,057,040
Ginnie Mae II Pool 2% 6/1/2055 (e)	4,950,000	3,976,962
Ginnie Mae II Pool 2% 8/20/2050	2,594,219	2,086,789
Ginnie Mae II Pool 2% 9/20/2050	7,127,914	5,733,692
Ginnie Mae II Pool 2.5% 1/20/2050	487,311	409,200
Ginnie Mae II Pool 2.5% 10/20/2050	623,927	523,528
Ginnie Mae II Pool 2.5% 11/20/2050	5,413,684	4,542,545
Ginnie Mae II Pool 2.5% 12/20/2050	250,697	210,356
Ginnie Mae II Pool 2.5% 6/1/2055 (e)	5,250,000	4,399,679
Ginnie Mae II Pool 2.5% 8/20/2050	10,539,818	8,841,614
Ginnie Mae II Pool 3% 4/20/2051	720,446	628,879
Ginnie Mae II Pool 3.5% 6/1/2055 (e)	2,350,000	2,091,713
Ginnie Mae II Pool 3.5% 7/1/2055 (e)	1,800,000	1,601,530
Ginnie Mae II Pool 4% 6/1/2055 (e)	16,050,000	14,709,610
Ginnie Mae II Pool 4% 7/1/2055 (e)	2,000,000	1,832,739
Ginnie Mae II Pool 5.5% 11/20/2054	2,811,821	2,794,086
Ginnie Mae II Pool 6% 6/1/2055 (e)	6,500,000	6,563,133
Ginnie Mae II Pool 6% 7/1/2055 (e)	6,500,000	6,553,230
Ginnie Mae II Pool 6.5% 6/1/2055 (e)	500,000	510,692
Uniform Mortgage Backed Securities 1.5% 6/1/2040 (e)	850,000	745,465
Uniform Mortgage Backed Securities 2% 6/1/2040 (e)	1,600,000	1,444,938
Uniform Mortgage Backed Securities 2% 6/1/2055 (e)	22,250,000	17,295,027
Uniform Mortgage Backed Securities 2% 7/1/2055 (e)	8,250,000	6,416,308
Uniform Mortgage Backed Securities 2.5% 6/1/2055 (e)	42,500,000	34,635,834
Uniform Mortgage Backed Securities 3% 6/1/2040 (e)	3,500,000	3,298,885
Uniform Mortgage Backed Securities 3% 6/1/2055 (e)	14,000,000	11,917,493
Uniform Mortgage Backed Securities 3.5% 6/1/2055 (e)	7,700,000	6,830,137
Uniform Mortgage Backed Securities 3.5% 7/1/2055 (e)	4,700,000	4,168,126
Uniform Mortgage Backed Securities 4% 6/1/2040 (e)	1,900,000	1,839,882
Uniform Mortgage Backed Securities 4% 6/1/2055 (e)	25,000,000	22,921,863
Uniform Mortgage Backed Securities 4.5% 6/1/2055 (e)	2,500,000	2,358,986
Uniform Mortgage Backed Securities 5% 6/1/2055 (e)	14,000,000	13,555,387
Uniform Mortgage Backed Securities 5% 7/1/2055 (e)	1,000,000	967,617
Uniform Mortgage Backed Securities 5.5% 6/1/2055 (e)	9,500,000	9,407,975
Uniform Mortgage Backed Securities 6% 6/1/2055 (e)	5,000,000	5,050,196
Uniform Mortgage Backed Securities 6.5% 6/1/2055 (e)	750,000	770,156
TOTAL UNITED STATES		279,915,914
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $280,659,191)		279,915,914

U.S. Government Agency Obligations - 0.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.5%
Financials - 0.1%
Financial Services - 0.1%
Fannie Mae 5.625% 7/15/2037	1,250,000	1,350,034
Utilities - 0.4%
Independent Power and Renewable Electricity Producers - 0.4%
Tennessee Valley Authority 4.625% 9/15/2060	150,000	127,454
Tennessee Valley Authority 5.25% 2/1/2055	2,500,000	2,369,804
Tennessee Valley Authority 6.15% 1/15/2038	500,000	553,964
		3,051,222
TOTAL UNITED STATES		4,401,256
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $4,521,546)		4,401,256

U.S. Treasury Obligations - 35.8%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bonds 2.25% 8/15/2049 (g)	4.63 to 5.11	26,500,000	16,212,617
US Treasury Bonds 2.875% 5/15/2043	4.51 to 5.03	19,850,000	14,991,402
US Treasury Bonds 3.125% 5/15/2048	4.69 to 5.15	30,500,000	22,622,422
US Treasury Bonds 4.5% 11/15/2054	4.50 to 5.00	26,000,000	24,269,376
US Treasury Bonds 4.625% 11/15/2044	4.64 to 5.02	15,250,000	14,647,148
US Treasury Notes 0.75% 8/31/2026	3.84 to 4.01	15,000,000	14,399,414
US Treasury Notes 2.875% 5/15/2028	3.69 to 4.01	38,000,000	36,953,516
US Treasury Notes 3.75% 8/15/2027	3.68 to 4.04	33,000,000	32,896,875
US Treasury Notes 4% 1/31/2031	3.90 to 4.26	24,000,000	23,940,937
US Treasury Notes 4.25% 1/31/2030	4.05	1,300,000	1,316,047
US Treasury Notes 4.375% 5/15/2034	4.10 to 4.44	59,000,000	59,165,938
US Treasury Notes 4.5% 5/31/2029	3.72 to 4.10	50,000,000	51,058,594
US Treasury Notes 4.625% 5/31/2031	3.84 to 4.19	27,000,000	27,768,867
TOTAL U.S. TREASURY OBLIGATIONS (Cost $342,599,318)			340,243,153

Money Market Funds - 20.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h) (Cost $198,180,538)	4.32	198,140,910	198,180,538

TOTAL INVESTMENT IN SECURITIES - 121.3% (Cost $1,157,017,544)	1,154,537,665
NET OTHER ASSETS (LIABILITIES) - (21.3)%	(203,023,952)
NET ASSETS - 100.0%	951,513,713

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 2% 6/1/2055	(1,850,000)	(1,486,339)
Ginnie Mae II Pool 2.5% 6/1/2055	(5,250,000)	(4,399,679)
Ginnie Mae II Pool 3.5% 6/1/2055	(1,800,000)	(1,602,163)
Ginnie Mae II Pool 6% 6/1/2055	(6,500,000)	(6,563,134)
Uniform Mortgage Backed Securities 2% 6/1/2055	(8,250,000)	(6,412,763)
Uniform Mortgage Backed Securities 2.5% 6/1/2055	(8,500,000)	(6,927,167)
Uniform Mortgage Backed Securities 3% 6/1/2040	(3,500,000)	(3,298,885)
Uniform Mortgage Backed Securities 3.5% 6/1/2055	(4,700,000)	(4,169,045)
Uniform Mortgage Backed Securities 5.5% 6/1/2055	(4,500,000)	(4,456,409)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(39,315,584)

TOTAL TBA SALE COMMITMENTS (Proceeds $39,137,972)		(39,315,584)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,834,823 or 0.6% of net assets.

(d)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $1,412,089.

(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	244,754,961	46,574,423	997,696	-	-	198,180,538	198,140,910	0.4%
Total	-	244,754,961	46,574,423	997,696	-	-	198,180,538

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations, Foreign Government and Government Agency Obligations, Non-Convertible Corporate Bonds and U.S. Government Agency Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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